Nature of Operations and Basis of Presentation	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Mar. 31, 2013
Nature Of Operations and Basis Of Presentation [Abstract]
NATURE OF OPERATIONS AND BASIS OF PRESENTATION
NOTE 1	NATURE OF OPERATIONS

MarketKast Incorporated (the “Company”), is a development stage company incorporated on December 28, 2011 under the laws of the State of Florida. The Company intends to function as a provider of online video production, distribution, syndication and marketing services for business owners.

We are a development stage company and to date, we have received no material revenues from our operations. Initial operations have included organization, target market identification, marketing plans, and capital formation. A substantial portion of the Company’s activities has involved developing a business plan and establishing contacts and visibility in the marketplace.

The Company has adopted its fiscal year end to be June 30.

NOTE 1	NATURE OF OPERATIONS AND BASIS OF PRESENTATION

MarketKast Incorporated (the “Company”), is a development stage company incorporated on December 28, 2011, under the laws of the State of Florida. The Company changed its name to Engage Mobility, Inc. during April 2013. The Company intends to function as a provider of online video production, distribution, syndication and marketing services for business owners.

We are a development stage company and to date, we have received no material revenues from our operations. Initial operations have included organization, target market identification, marketing plans, and capital formation. A substantial portion of the Company’s activities has involved developing a business plan and establishing contacts and visibility in the marketplace.

The Company has adopted its fiscal year end to be June 30.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) for interim financial information and Rule 8.03 of Regulation SX. They do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation have been included.

The results of operations for the periods presented are not necessarily indicative of the results to be expected for the full year.  For further information, refer to the consolidated financial statements of the Company as of June 30, 2012, and for the period from inception through June 30, 2012, including notes thereto.